Shareholders’ Equity - Initial Public Offering and Impact of Corporate Reorganization (Details)				9 Months Ended
	Apr. 15, 2019 USD ($) $ / shares shares	Jun. 26, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Jun. 22, 2018 GBP (£) shares
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs				$ 108,829,000	$ 156,487,000
Stock issuance costs		$ 16,000,000
Equity conversion ratio (per share)			3.185	3.185
Shares outstanding (shares) | shares				133,910,352		129,073,591
Ordinary shares
Class of Stock
Shares outstanding (shares) | shares				44,982,378		40,145,617
Share value				$ 2,000		$ 2,000
Deferred shares
Class of Stock
Shares outstanding (shares) | shares			34,425	34,425		34,425	34,425
Share value			$ 1.00	$ 0		$ 0
Deferred B shares
Class of Stock
Shares outstanding (shares) | shares			88,893,548	88,893,548		88,893,548	88,893,548
Share value			$ 118,000	$ 118,000		$ 118,000
Share capital registration threshold | £							£ 50,000
Deferred C shares
Class of Stock
Shares outstanding (shares) | shares				1		1
Share value			$ 1.00	$ 0		$ 0
IPO | Ordinary shares
Class of Stock
Number of shares issued in transaction (shares) | shares		10,147,059	10,147,059
Per share price of issuance (usd per share) | $ / shares		$ 17.00	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 156,500,000
Proceeds of issuance of ordinary shares, net of issuance costs			$ 156,500,000
Underwriters public offering | Ordinary shares
Class of Stock
Number of shares issued in transaction (shares) | shares	4,830,000
Per share price of issuance (usd per share) | $ / shares	$ 24.00
Proceeds of issuance of ordinary shares, net of issuance costs	$ 108,800,000
Options | Ordinary shares
Class of Stock
Number of shares issued in transaction (shares) | shares	630,000		1,323,529